UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21198 and 811-21301

Name of Fund: BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Tax-Exempt Fund and Master Tax-Exempt LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2015

Date of reporting period: 06/30/2014

Item 1	–	Schedule of Investments

Schedule of Investments June 30, 2014 (Unaudited)	BBIF Tax-Exempt Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Tax-Exempt LLC	$383,054,731

Total Investments (Cost – $383,054,731) – 100.0%	383,054,731
Other Assets Less Liabilities – 0.0%	15,244

Net Assets – 100.0%	$383,069,975

BBIF Tax-Exempt Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Tax-Exempt LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2014, the value of the investment and the percentage owned by the Fund of the Master LLC was $383,054,731 and 13.6%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of June 30, 2014, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2014.

BBIF TAX-EXEMPT FUND	JUNE 30, 2014	1

Schedule of Investments June 30, 2014 (Unaudited)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.9%
Alabama Federal and Highway Finance Authority, RB, VRDN, FLOATS, Series 2W (Barclays Bank PLC SBPA), 0.11%, 7/07/14 (a)(b)(c)	$4,200	$4,200,000
Columbia IDB, Refunding RB, VRDN, Alabama Power Co. Project, 0.01%, 7/01/14 (c)	22,100	22,100,000
Huntsville IDB, Refunding RB, VRDN, AMT (First Commercial Bank) (Federal Home Loan Bank of Atlanta LOC), 0.21%, 7/07/14 (c)	1,715	1,715,000
Mobile Downtown Redevelopment Authority, RB, VRDN (c):
Series A (National Australia Bank Ltd. LOC), 0.07%, 7/07/14	3,240	3,240,000
Series B (Australia and New Zealand Banking Group Ltd. LOC), 0.07%, 7/07/14	3,175	3,175,000
Mobile IDB, Refunding RB, VRDN, Alabama Power Co. Project, 0.04%, 7/01/14 (c)	18,200	18,200,000
Parrish IDB, Refunding RB, VRDN, Alabama Power Co. Project, 0.04%, 7/01/14 (c)	28,850	28,850,000

		81,480,000
Alaska — 0.9%
City of Valdez Alaska, Refunding RB, VRDN, ConocoPhilips Project, Series C, 0.06%, 7/07/14 (c)	24,400	24,400,000
Arizona — 1.3%
Salt River Pima-Maricopa Indian Community, RB, VRDN, (Bank of America NA LOC) (c):
0.09%, 7/07/14	12,205	12,205,000
0.09%, 7/07/14	23,685	23,685,000

		35,890,000
Arkansas — 0.2%
Arkansas Development Finance Authority, RB, VRDN, S/F Housing, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.14%, 7/07/14 (c)	3,200	3,200,000
Municipal Bonds	Par (000)	Value
Arkansas (concluded)
City of Springdale Arkansas Sales & Use Tax Revenue, Refunding RB, 2.00%, 7/01/14	$1,800	$1,800,086

		5,000,086
California — 4.1%
Bay Area Toll Authority, P-FLOATS, RB, VRDN, Series C1 (Bank of America NA Liquidity Agreement), 0.08%, 7/07/14 (a)(b)(c)	4,910	4,910,000
California Municipal Finance Authority, RB, VRDN, Westmont College, Series A (Comerica Bank LOC), 0.07%, 7/07/14 (c)	9,035	9,035,000
California State Public Works Board, Deutsche Bank SPEARS/LIFERS Trust, LRB, VRDN, Series 1297 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.10%, 7/07/14 (a)(b)(c)	6,845	6,845,000
City of Los Angeles California Wastewater System, RB, VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.07%, 7/07/14 (a)(b)(c)	4,500	4,500,000
City of Sacramento California, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Series 4375 (JPMorgan Chase Bank SBPA), 0.07%, 7/07/14 (a)(b)(c)	13,000	13,000,000
County of Sacramento California, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 646, AMT (Deutsche Bank Guarantor, Deutsche Bank AG SBPA), 0.11%, 7/07/14 (a)(b)(c)	3,995	3,995,000
Los Angeles Community College District, GO, VRDN, FLOATS, Series 2984 (Morgan Stanley Bank Liquidity Agreement), 0.08%, 7/07/14 (a)(b)(c)	7,500	7,500,000
Metropolitan Water District of Southern California, Refunding RB, VRDN, Series B-4, 0.02%, 7/07/14 (c)	32,800	32,800,000
State of California, Deutsche Bank SPEARS/LIFERS Trust, GO, Refunding, VRDN, Series 1338 (Deutsche Bank Guarantor, Deutsche Bank AG SBPA), 0.12%, 7/07/14 (a)(b)(c)	15,000	15,000,000

MASTER TAX-EXEMPT LLC	JUNE 30, 2014	1

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
West Contra Costa California Unified School District, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, Series 632 (AGM), (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.08%, 7/07/14 (a)(b)(c)	$18,040	$18,040,000

		115,625,000
Colorado — 0.4%
Colorado State Health Facilities Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, ((Deutsche Bank AG Guarantor Deutsche Bank AG SBPA) (a)(b)(c):
Series 1131, 0.13%, 7/07/14	2,185	2,185,000
Series 1315, 0.13%, 7/07/14	5,565	5,565,000
Sheridan Redevelopment Agency, Refunding, Tax Allocation Bonds, VRDN, South Santa Fe Drive (JPMorgan Chase Bank NA LOC), 0.09%, 7/07/14 (c)	3,390	3,390,000

		11,140,000
Connecticut — 0.7%
City of Derby Connecticut, GO, BAN, 0.50%, 9/05/14	5,220	5,222,933
Connecticut Housing Finance Authority, Refunding RB, AMT, VRDN, Sub-Series B-5 (Bank of Tokyo-Mitsubishi SBPA), 0.07%, 7/07/14 (c)	8,700	8,700,000
Town of Ledyard Connecticut, GO, BAN, 1.00%, 10/10/14	1,400	1,403,003
Town of Stafford Connecticut, GO, Refunding, BAN, 1.00%, 8/05/14	3,955	3,957,758

		19,283,694
District of Columbia — 0.3%
District of Columbia, RB, VRDN, Community Connections Real Estate, Series A (Manufacturers & Traders Trust Co. LOC), 0.11%, 7/07/14 (c)	3,500	3,500,000
Municipal Bonds	Par (000)	Value
District of Columbia (concluded)
District of Columbia Water & Sewer Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2013-0012, Class A (AGM) (Citibank NA SBPA), 0.09%, 7/07/14 (a)(b)(c)	$4,400	$4,400,000

		7,900,000
Florida — 6.3%
City of Jacksonville Florida, Refunding RB, Better Jacksonville, Sales Tax Revenue, 3.00%, 10/01/14	500	503,476
County of Brevard Florida Housing Finance Authority, RB, VRDN, M/F, Timber Trace Apartments Project, AMT (Citibank NA LOC), 0.09%, 7/07/14 (c)	9,935	9,935,000
County of Collier Florida IDA, RB, VRDN, March Project, AMT (Wells Fargo Bank NA LOC), 0.25%, 7/07/14 (c)	1,550	1,550,000
County of Hillsborough Florida Housing Finance Authority, HRB, VRDN, M/F, AMT (c):
Brandon, Series A (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.08%, 7/07/14	5,010	5,010,000
Claymore Crossings Apartments (Citibank NA LOC), 0.08%, 7/07/14	1,900	1,900,000
County of Manatee Florida Housing Finance Authority, HRB, VRDN, M/F, Village at Cortez Apartments, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.08%, 7/07/14 (c)	10,700	10,700,000
County of Miami-Dade Florida Expressway Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1339 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.13%, 7/07/14 (a)(b)(c)	5,660	5,660,000
County of Miami-Dade Florida School Board, Deutsche Bank SPEARS/LIFERS Trust, COP, VRDN, Series 530 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.08%, 7/07/14 (a)(b)(c)	15,865	15,865,000

2	MASTER TAX-EXEMPT LLC	JUNE 30, 2014

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida Transit System Sales Surtax Revenue, RB, VRDN, Eagle Tax-Exempt Trust, Class A (AGM), (Citibank NA Liquidity Agreement), 0.08%, 7/07/14 (a)(b)(c)	$7,450	$7,450,000
County of Miami-Dade Florida Water & Sewer System Revenue, RB, VRDN, ROCS, Series RR-II-R-11834 (AGM) (Citibank NA Liquidity Agreement), 0.12%, 7/07/14 (a)(b)(c)	23,750	23,750,000
County of Orange Florida School Board, Deutsche Bank SPEARS/LIFERS Trust, COP, VRDN, Series 553 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 7/03/14 (a)(b)(c)	5,590	5,590,000
County of Orange Florida, RBC Muni Products, Inc. Trust, Refunding RB, FLOATS, VRDN, Series O-43 (Royal Bank of Canada SBPA), 0.06%, 7/07/14 (a)(b)(c)	5,115	5,115,000
County of Orlando & Orange Florida Expressway Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 0145, Class A (BHAC), (Citibank NA Liquidity Agreement), 0.07%, 7/07/14 (b)(c)	11,300	11,300,000
County of Sarasota Florida Public Hospital District, Refunding RB, VRDN, Sarasota Memorial Hospital Project, Series A (Northern Trust Co. LOC), 0.01%, 7/01/14 (c)	21,180	21,180,000
County of St. John’s Florida, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 486 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 7/07/14 (a)(b)(c)	9,751	9,751,000
County of Tampa-Hillsborough Expressway Authority, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Series 1132 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 7/07/14 (a)(b)(c)	14,760	14,760,000
Municipal Bonds	Par (000)	Value
Florida (concluded)
Florida Housing Finance Corp., RB, VRDN, M/F, Savannah Springs Apartments, Series N, AMT (Citibank NA LOC), 0.09%, 7/07/14 (c)	$6,500	$6,500,000
Florida State Board of Governors, Refunding RB, Series A, 5.00%, 7/01/14	1,950	1,950,240
Orlando Utilities Commission, Refunding RB, VRDN, 0.17%, 1/26/15 (d)	7,600	7,600,000
State of Florida Lottery Revenue, Refunding RB, Series E, 4.00%, 7/01/14	5,580	5,580,565
West Palm Beach Florida Special Obligations, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 547 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 7/07/14 (a)(b)(c)	6,135	6,135,000

		177,785,281
Georgia — 0.8%
Main Street Natural Gas, Inc., RB, VRDN, Series A (Royal Bank of Canada Guarantor, Royal Bank of Canada SBPA), 0.06%, 7/07/14 (c)	21,460	21,460,000
Illinois — 6.8%
Chicago Illinois Board of Education, GO, Refunding, VRDN, ROCS, Series RR-II-R-11879 (AGM), (Citibank NA Liquidity Agreement), 0.16%, 7/07/14 (a)(b)(c)	16,480	16,480,000
City of Chicago Illinois Waterworks Revenue, RB, VRDN, 2nd Lien, Sub-Series 1 (JPMorgan Chase Bank NA SBPA), 0.28%, 7/01/14 (c)	4,100	4,100,000
City of Chicago Illinois, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, Deutsche Bank AG SBPA) (a)(b)(c):
Series 308 (Deutsche Bank AG Guarantor, 0.22%, 7/07/14	20,805	20,805,000
Series 494 (Deutsche Bank AG Guarantor, 0.16%, 7/07/14	9,820	9,820,000

MASTER TAX-EXEMPT LLC	JUNE 30, 2014	3

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, Deutsche Bank AG SBPA) (a)(b)(c) (concluded):
Series 1212 (AGM) (Deutsche Bank AG Guarantor, Deutsche Bank AG LOC, 0.08%, 7/07/14	$2,900	$2,900,000
City of Chicago Illinois, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, O’Hare International Airport, Series 502 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.08%, 7/07/14 (a)(b)(c)	40,400	40,400,000
Counties of DeKalb & Kane Illinois Unified School District No. 427, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, Series 400 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.12%, 7/07/14 (a)(b)(c)	13,695	13,695,000
Illinois Finance Authority, RB, VRDN (c):
ROCS, Series RR-11624 (AGC), (Citibank NA SBPA), 0.26%, 7/07/14 (a)(b)	16,100	16,100,000
University of Chicago Medical Center, Series E-1 (JPMorgan Chase Bank NA LOC), 0.04%, 7/01/14	11,400	11,400,000
Illinois Finance Authority, Refunding RB, VRDN (c):
Eagle Tax-Exempt Trust, Series 2006-0118, Class A (Citibank NA SBPA), 0.06%, 7/07/14 (a)(b)	3,150	3,150,000
St. Xavier University Project, Series A (Bank of America NA LOC), 0.09%, 7/07/14	5,225	5,225,000
Illinois Finance Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1115 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.10%, 7/07/14 (a)(b)(c)	8,960	8,960,000
State of Illinois, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, Series 1313 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 7/07/14 (a)(b)(c)	16,730	16,730,000
Municipal Bonds	Par (000)	Value
Illinois (concluded)
University of Illinois, Refunding RB, VRDN, UIC South Campus Development (JPMorgan Chase Bank LOC), 0.05%, 7/07/14 (c)	$22,220	$22,220,000

		191,985,000
Indiana — 2.2%
City of Michigan Indiana, RB, VRDN, Palatek Project, AMT (Comerica Bank LOC), 0.16%, 7/07/14 (c)	3,800	3,800,000
Indiana Finance Authority, RB, VRDN, Lease Appropriation, Stadium Project, Series A-1 (Bank of New York Melon SBPA), 0.04%, 7/01/14 (c)	19,700	19,700,000
Indiana Finance Authority, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Series 1325 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.13%, 7/07/14 (a)(b)(c)	10,420	10,420,000
Indianapolis Local Public Improvement Bond Bank, Refunding RB, ROCS, VRDN, Series II-R-11779 (AGC), (Citibank NA SBPA), 0.26%, 7/07/14 (a)(b)(c)	28,575	28,575,000

		62,495,000
Iowa — 3.9%
City of Clear Lake Iowa, RB, VRDN, Joe Corbi’s Pizza Project, AMT (Manufacturers & Traders LOC), 0.21%, 7/07/14 (c)	2,905	2,905,000
Iowa Finance Authority, RB, VRDN, CJ BIO America, Inc. Project (Korea Development Bank LOC), 0.16%, 7/07/14 (c)	94,000	94,000,000
Iowa Higher Education Loan Authority, RB, VRDN, Des Moines University Project (BMO Harris Bank NA LOC), 0.05%, 7/01/14 (c)	5,000	5,000,000
Iowa Higher Education Loan Authority, Refunding RB, VRDN Des Moines University Project (BMO Harris Bank NA LOC), 0.05%, 7/01/14 (c)	3,000	3,000,000

4	MASTER TAX-EXEMPT LLC	JUNE 30, 2014

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Iowa (concluded)
Iowa State Special Obligations, RB, Barclays Capital Municipal Trust Receipts, VRDN, FLOATS, Series 13B-C (Barclays Bank PLC Liquidity Agreement), 0.08%, 7/07/14 (a)(b)(c)	$6,200	$6,200,000

		111,105,000
Kansas — 1.3%
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 3206, AMT (JPMorgan Chase Bank NA SBPA), 0.11%, 7/07/14 (a)(b)(c)	1,610	1,610,000
County of Seward Kansas Unified School District No. 480, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, Series 1323 (Deutsche Bank AG Liquidity Agreement), 0.13%, 7/03/14 (a)(b)(c)	9,995	9,995,000
State of Kansas Department of Transportation, Refunding RB, VRDN, Series B-2 (Barclays Bank PLC SBPA), 0.06%, 7/07/14 (c)	24,065	24,065,000

		35,670,000
Kentucky — 1.6%
County of Louisville & Jefferson Kentucky Metropolitan Sewer District, Refunding RB, Subordinated BAN, 2.00%, 11/26/14	33,500	33,720,641
Kentucky Economic Development Finance Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1314 (Deutsche Bank AG Guarantor Liquidity Agreement), 0.11%, 7/07/14 (a)(b)(c)	10,740	10,740,000

		44,460,641
Louisiana — 1.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN (c):
BASF Corp. Project, AMT, 0.18%, 7/07/14	4,000	4,000,000
Honeywell International, Inc. Project, 0.21%, 7/07/14	6,000	6,000,000
Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, VRDN, BASF Corp. Project, Series B, 0.13%, 7/07/14 (c)	$7,500	$7,500,000
Louisiana Offshore Terminal Authority, Refunding RB, VRDN, Loop LLC Project, Series B (JPMorgan Chase Bank NA LOC), 0.05%, 7/07/14 (c)	15,050	15,050,000
Parish of Ascension Louisiana, RB, VRDN, BASF Corp. Project, 0.22%, 7/07/14 (c)	10,100	10,100,000
St. John the Baptist Parish Louisiana, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Series A (JPMorgan Chase Bank Liquidity Agreement), 0.11%, 7/01/14 (a)(b)(c)	3,500	3,500,000
State of Louisiana, GO, Series A, 5.00%, 8/01/14	1,300	1,305,517

		47,455,517
Maryland — 0.8%
County of Baltimore Maryland, RB, VRDN, M/F, Paths at Loveton (Manufacturers & Traders Trust Co. LOC), 0.12%, 7/07/14 (c)	3,345	3,345,000
Maryland EDC, RB, VRDN (c):
Bakery de France Facility, AMT (Manufacturers & Traders Trust Co. LOC), 0.36%, 7/07/14	8,710	8,710,000
Linemark Printing Project, AMT (Manufacturers & Traders LOC), 0.26%, 7/07/14	3,170	3,170,000
Maryland Health & Higher Educational Facilities Authority, Refunding RB, VRDN, ROCS, Series 11594 (AGC), (Citibank NA Liquidity Agreement), 0.26%, 7/07/14 (a)(b)(c)	8,635	8,635,000

		23,860,000
Massachusetts — 5.4%
Berlin & Boylston Regional School District, GO, Refunding, BAN, 1.00%, 12/12/14	3,000	3,009,452
City of Haverhill Massachusetts, GO, BAN:
0.75%, 9/01/14	6,000	6,004,436

MASTER TAX-EXEMPT LLC	JUNE 30, 2014	5

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
City of Haverhill Massachusetts, GO, BAN (concluded):
Refunding, 1.00%, 12/12/14	$2,600	$2,607,837
City of Salem Massachusetts, GO, SAN:
0.75%, 12/03/14	2,720	2,726,458
1.00%, 12/03/14	2,260	2,267,187
Commonwealth of Massachusetts, TECP, 0.06%, 7/11/14	15,000	15,000,000
Commonwealth of Massachusetts, GO, VRDN, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series A (Bank of America NA SBPA), 0.02%, 7/01/14 (c)	15,000	15,000,000
Commonwealth of Massachusetts, Refunding RB, GAN, Senior Federal Highway, Series A, 5.00%, 12/15/14	825	843,230
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, 7-Month Window, Senior Series A, 0.15%, 1/26/15 (c)	5,010	5,010,000
Massachusetts Development Finance Agency, RB, VRDN (c):
Boston University, Deutsche Bank SPEARS/LIFERS Trust, Series 1163 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 7/07/14 (a)(b)	9,630	9,630,000
Partners Healthcare System, Series K-1 (Wells Fargo Bank NA SBPA), 0.04%, 7/07/14	19,300	19,300,000
Woodbriar Senior Living Facility, FLOATS, RBC Municipal Product, Inc. Trust, Series E-38 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.07%, 7/07/14 (a)(b)	9,695	9,695,000
Massachusetts Development Finance Agency, Refunding RB, VRDN, Boston University, Series U-6C (TD Bank NA LOC), 0.03%, 7/01/14 (c)	3,000	3,000,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN (c):
Great Brook Valley Health Center, Series A (TD Bank NA LOC), 0.06%, 7/07/14	1,215	1,215,000
Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN (c) (concluded):
Tufts University, Series N-2 (Wells Fargo Bank NA SBPA), 0.03%, 7/01/14	$4,000	$4,000,000
Massachusetts Port Authority, TECP, 0.08%, 8/01/14	8,000	8,000,000
Massachusetts School Building Authority, RB, Sales Tax Revenue, VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.07%, 7/07/14 (a)(b)(c)	2,000	2,000,000
Massachusetts State College Building Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 528 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.08%, 7/07/14 (a)(b)(c)	9,335	9,335,000
Massachusetts State Department of Transportation, Refunding RB, VRDN, Contract Assistance, Series A-2 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.03%, 7/07/14 (c)	10,000	10,000,000
Massachusetts Water Resources Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0054, Class A (AGM) (Citibank NA SBPA), 0.06%, 7/07/14 (a)(b)(c)	1,600	1,600,000
Massachusetts Water Resources Authority, RBC Municipal Product, Inc. Trust, Refunding RB, VRDN, FLOATS, Series E-42 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 7/07/14 (a)(b)(c)	10,000	10,000,000
Metropolitan Boston Transit Parking Corp., RB, Wells Fargo Stage Trust, FLOATS, VRDN, Series 77-C (Wells Fargo Bank Guarantor, Wells Fargo Bank NA SBPA), 0.14%, 8/14/14 (a)(b)(c)	6,700	6,700,000
Town of Maynard Massachusetts, GO, BAN, 0.75%, 3/06/15	1,000	1,003,065
Town of Needham Massachusetts, GO, Refunding, BAN, 0.50%, 12/01/14	1,000	1,001,506

6	MASTER TAX-EXEMPT LLC	JUNE 30, 2014

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
University of Massachusetts Building Authority, Refunding RB, VRDN, 7-Month Window, Senior Series 2, 0.15%, 1/26/15 (d)	$4,575	$4,575,000

		153,523,171
Michigan — 2.0%
Lansing Michigan Board of Water & Light, RB, Wells Fargo Stage Trust, FLOATS, VRDN, Series 71-C (Wells Fargo Bank Guarantor, Wells Fargo Bank NA SBPA), 0.14%, 8/14/14 (a)(b)(c)	4,985	4,985,000
Michigan Finance Authority, RB, VRDN, Higher Education Facilities (JPMorgan Chase Bank NA LOC), 0.07%, 7/07/14 (c)	3,750	3,750,000
Michigan State HDA, HRB, M/F, VRDN (c):
Series A, Berrien Woods III, AMT (Citibank NA LOC), 0.09%, 7/07/14	4,415	4,415,000
Series C, AMT (JPMorgan Chase Bank NA SBPA), 0.08%, 7/07/14	20,000	20,000,000
Michigan State HDA, Refunding RB, VRDN, Series A, AMT (Barclays Bank PLC SBPA), 0.07%, 7/07/14 (c)	925	925,000
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Ascension Health (d):
7-Month Window, Senior Credit, 0.12%, 1/26/15	3,450	3,450,000
0.12%, 1/26/15	3,000	3,000,000
Window, Senior Credit Group, Series F-7, 0.12%, 1/26/15	3,340	3,340,000
Michigan Strategic Fund, RB, VRDN (c):
MANS LLC Project, AMT (Comerica Bank LOC), 0.16%, 7/07/14	4,600	4,600,000
Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan Strategic Fund, RB, VRDN (c) (concluded):
P-FLOATS, Series 840, AMT (Bank of America NA Guarantor, Bank of America NA Liquidity Agreement), 0.18%, 7/07/14 (a)(b)	$6,750	$6,750,000

		55,215,000
Minnesota — 0.1%
Minneapolis Minnesota Health Care System, RB, VRDN, FLOATS, Fairview Health Services, Series E-19 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 7/07/14 (a)(b)(c)	4,200	4,200,000
Mississippi — 1.3%
Mississippi Business Finance Corp., RB, VRDN, Chevron USA, Inc. Project (c):
Series A, 0.02%, 7/01/14	11,300	11,300,000
Series D, 0.01%, 7/01/14	14,335	14,335,000
State of Mississippi, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 84 (State Street Bank & Trust Co. SBPA), 0.06%, 7/07/14 (b)(c)	11,900	11,900,000

		37,535,000
Missouri — 0.7%
Missouri State Health & Educational Facilities Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Nursing Home Improvements, Series 1279 (Deutsche Bank Liquidity Agreement), 0.07%, 7/07/14 (a)(b)(c)	15,095	15,095,000
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT, 0.18%, 7/07/14 (c)	6,000	6,000,000

		21,095,000
Nebraska — 0.6%
City of Lincoln Nebraska, RB, FLOATS, VRDN, Series 2900 (Credit Suisse Liquidity Agreement), 0.08%, 7/07/14 (b)(c)	16,000	16,000,000

MASTER TAX-EXEMPT LLC	JUNE 30, 2014	7

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nevada — 2.1%
County of Clark Nevada Department of Aviation, Refunding ARB, Airport System, Junior Sub-Lien, Series C-2, 2.00%, 7/01/14	$16,600	$16,600,748
County of Clark Nevada School District, Austin Trust, GO, VRDN, Series C (Bank of America NA Liquidity Agreement), 0.28%, 7/03/14 (a)(c)	32,600	32,600,000
County of Clark Nevada, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1283, Highway Improvement Project (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 7/07/14 (a)(b)(c)	7,510	7,510,000
Nevada Housing Division, RB, M/F, Orvis Ring Apartments, Series A, 0.35%, 10/01/16 (c)	3,270	3,270,000

		59,980,748
New Hampshire — 0.7%
County of Cheshire New Hampshire, GO, TAN, 1.00%, 12/30/14	11,000	11,043,947
New Hampshire Health & Education Facilities Authority, RB, VRDN, Eclipse Funding Trust, Series 2007-0018, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Agreement), 0.06%, 7/07/14 (a)(b)(c)	10,170	10,170,000

		21,213,947
New Jersey — 2.8%
Borough of Fort Lee New Jersey, GO, Refunding, BAN, 1.00%, 11/26/14	2,165	2,169,849
Borough of Rumson New Jersey, GO, BAN, Series A, 0.75%, 9/03/14	2,550	2,550,018
Borough of Westwood New Jersey, GO, BAN, 1.00%, 2/27/15	5,000	5,022,310
City of Cape May New Jersey, GO, 1.00%, 7/18/14	11,040	11,043,141
County of Cape May New Jersey, GO, BAN, 1.00%, 8/29/14	4,700	4,705,076
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey State Economic Development Authority, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Series 1310 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 7/07/14 (a)(b)(c)	$4,660	$4,660,000
New Jersey Transportation Trust, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1246 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 7/07/14 (a)(b)(c)	13,440	13,440,000
Township of Cranford New Jersey, GO, BAN:
1.00%, 1/30/15	870	872,943
1.00%, 5/22/15	4,205	4,228,161
Township of East Hanover New Jersey, GO, BAN, Series A, 1.00%, 8/21/14	4,293	4,295,574
Township of Marlboro New Jersey, GO, Refunding BAN, 1.00%, 6/11/15	11,100	11,170,183
Township of Mendham New Jersey, GO, Refunding BAN, 1.00%, 5/21/15	3,452	3,472,804
Township of Union County New Jersey, GO, BAN, 1.00%, 6/02/15	6,384	6,417,394
Township of West Orange New Jersey, GO, BAN, 1.00%, 12/18/14	4,164	4,175,554

		78,223,007
New Mexico — 1.6%
City of Rio Rancho New Mexico, RB, Eclipse Funding Trust, VRDN, Series 2007-0019, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Agreement), 0.06%, 7/07/14 (a)(b)(c)	5,000	5,000,000
New Mexico Finance Authority, Refunding RB, VRDN, Sub-Lien, Sub-Series A-1 (State Street Bank & Trust LOC), 0.06%, 7/07/14 (c)	8,350	8,350,000
University of New Mexico, Refunding RB, VRDN, Sub-Lien, Series C (JPMorgan Chase Bank SBPA), 0.05%, 7/07/14 (c)	32,615	32,615,000

		45,965,000

8	MASTER TAX-EXEMPT LLC	JUNE 30, 2014

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 7.8%
City of New York New York, GO, Refunding, VRDN, Sub-Series I-4, 0.03%, 7/01/14	$7,700	$7,700,000
City of New York New York, GO, VRDN:
Series A-4 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.06%, 7/01/14 (c)	13,000	13,000,000
Series F-4 (Landesbank Hessen-Thüringen LOC), 0.07%, 7/07/14	9,700	9,700,000
Sub-Series D-3, (Bank of New York Mellon LOC), 0.03%, 7/01/14 (c)	5,000	5,000,000
Sub-Series G-7 (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.03%, 7/01/14	19,385	19,385,000
City of New York New York Industrial Development Agency, RB, VRDN, Korean Air Lines Co. Ltd. Project, AMT (Kookmin Bank LOC):
Series A, 0.14%, 7/07/14 (c)	25,500	25,500,000
Series C, 0.14%, 7/07/14	4,700	4,700,000
County of Erie New York Fiscal Stability Authority, BAN, Series A, 1.00%, 7/31/14	10,000	10,006,365
New York City Housing Development Corp. New York, RB, VRDN, M/F:
Balton, Series A (Freddie Mac LOC), 0.05%, 7/07/14	4,750	4,750,000
Series K-2 (Wells Fargo Bank NA LOC), 0.04%, 7/07/14	5,400	5,400,000
New York City Housing Development Corp. New York, Refunding RB, M/F Housing, VRDN, The Crest, Series A (Landesbank Hessen-Thüringen LOC), 0.07%, 7/07/14	4,000	4,000,000
New York City Metropolitan Transportation Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1177 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 7/07/14 (a)(b)(c)	10,000	10,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, VRDN, Sub-Series A-4 (The Northern Trust Corp. SBPA), 0.03%, 7/01/14 (c)	1,800	1,800,000
Municipal Bonds	Par (000)	Value
New York (concluded)
New York City Water & Sewer System, Refunding RB, VRDN, 2nd General Resolution (c):
Series AA (JPMorgan Chase Bank NA SBPA), 0.04%, 7/01/14	$14,050	$14,050,000
Series AA (JPMorgan Chase Bank NA SBPA), 0.04%, 7/01/14	7,000	7,000,000
Series AA (TD Bank NA SBPA), 0.03%, 7/01/14	12,830	12,830,000
Sub-Series AA-4 (Bank of Montreal SBPA), 0.03%, 7/01/14	6,000	6,000,000
New York State HFA, HRB, VRDN, M/F Housing (c):
175 West 60th Street, Series A-2 (Manufacturers & Traders Trust Co. LOC), 0.08%, 7/07/14	7,000	7,000,000
205 East 92nd Street, Series A (Wells Fargo Bank NA LOC), 0.07%, 7/07/14	5,000	5,000,000
Clinton Park, Series A (Federal Home Loan Mortgage Corp. Guarantor, Federal Home Loan Mortgage Corp. Liquidity Agreement), 0.07%, 7/07/14	6,810	6,810,000
Port Authority of New York & New Jersey, Austin Trust, RB, (AGM), VRDN Seres 1055 (Bank of America SBPA), 0.13%, 7/07/14 (a)	3,730	3,730,000
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Series 3192, AMT (JPMorgan Chase Bank NA SBPA), 0.11%, 7/07/14 (a)(b)(c)	25,325	25,325,000
Taconic Hills Central School District at Craryville, GO, Refunding, BAN, 1.00%, 7/03/14	7,348	7,348,347
Triborough Bridge & Tunnel Authority, Refunding RB, VRDN, General, Series B-2A (California State Teachers’ Retirement System LOC), 0.04%, 7/01/14 (c)	4,700	4,700,000

		220,734,712

MASTER TAX-EXEMPT LLC	JUNE 30, 2014	9

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina — 1.4%
City of Raleigh North Carolina, Refunding RB, VRDN, 7-Month Window, 0.16%, 1/26/15 (d)	$2,600	$2,600,000
County of Alamance North Carolina Industrial Facilities & Pollution Control Financing Authority North Carolina, IDRB, VRDN, Millender Project, AMT (Wells Fargo Bank NA LOC), 0.20%, 7/07/14 (c)	700	700,000
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority North Carolina, IDRB, VRDN, Marlatex Corp. Project, AMT (Wells Fargo Bank NA LOC), 0.25%, 7/03/14 (c)	480	480,000
County of Lee North Carolina Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, VRDN, Arden Corp. Project, AMT (Comerica Bank LOC), 0.16%, 7/07/14 (c)	2,550	2,550,000
County of Mecklenburg North Carolina, GO, Refunding, VRDN, 7-Month Window, Series D, 0.16%, 1/26/15 (d)	5,495	5,495,000
County of Yancey North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, VRDN, Altec, Inc. Project, AMT (Branch Banking & Trust LOC), 0.12%, 7/07/14 (c)	3,500	3,500,000
North Carolina Agricultural Finance Authority, RB, VRDN, Albemarle Cotton Growers, AMT (Wells Fargo Bank NA LOC), 0.20%, 7/01/14 (c)	400	400,000
North Carolina Agricultural Finance Authority, Refunding RB, VRDN, Harvey Fertilizer & Gas Project, AMT (Wells Fargo Bank NA LOC), 0.25%, 7/07/14 (c)	510	510,000
North Carolina Capital Facilities Finance Agency, RB, VRDN, Aquarium Society Project (Bank of America NA LOC), 0.12%, 7/07/14 (c)	16,360	16,360,000
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN, High Point University Project (Branch Banking & Trust LOC), 0.06%, 7/07/14 (c)	925	925,000
Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina HFA, RB, VRDN, S/F, MERLOTS, Series B12, AMT (Wells Fargo Bank NA SBPA), 0.18%, 8/13/14 (a)(b)(c)	$4,820	$4,820,000

		38,340,000
Ohio — 2.1%
City of Lakewood Ohio, GO, BAN, Various Purpose Improvement, 1.00%, 4/10/15	1,100	1,106,395
City of Miamisburg Ohio, GO, BAN, Various Purpose, 1.00%, 3/10/15	1,200	1,205,380
County of Hamilton Ohio Hospital Facilities, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Series 1328 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.13%, 7/07/14 (a)(b)(c)	5,425	5,425,000
County of Montgomery Ohio, RB, VRDN, Miami Valley Hospital, Series C (Barclays Bank PLC, SBPA), 0.01%, 7/01/14 (c)	16,360	16,360,000
Ohio State University, RB, Series B, VRDN, 0.05%, 7/07/14 (c)	4,860	4,860,000
State of Ohio, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 56C (Wells Fargo Bank NA Liquidity Agreement), 0.08%, 7/07/14 (a)(b)(c)	26,355	26,355,000
Village of New Albany Ohio, GO, BAN, 1.00%, 7/31/14	3,300	3,301,987

		58,613,762
Oklahoma — 0.8%
Oklahoma Turnpike Authority, Refunding RB, VRDN, 2nd Senior Series F, (JPMorgan Chase Bank NA SBPA), 0.03%, 7/01/14 (c)	23,350	23,350,000
Oregon — 0.5%
Port of Portland, Refunding RB, VRDN, Portland International Airport, Series 18-A, AMT (US Bank NA LOC), 0.06%, 7/07/14 (c)	6,870	6,870,000

10	MASTER TAX-EXEMPT LLC	JUNE 30, 2014

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Oregon (concluded)
State of Oregon Housing & Community Services Department, Refunding RB, VRDN, AMT (FHA) (State Street Bank & Trust Co. Liquidity Agreement), 0.09%, 7/07/14 (c)	$8,335	$8,335,000

		15,205,000
Pennsylvania — 3.1%
Central Bradford Progress Authority, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS, Series C-14 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 7/07/14 (a)(b)(c)	3,930	3,930,000
City of Philadelphia Pennsylvania Authority for Industrial Development, RB, VRDN, Girard Estate Aramark Project (JPMorgan Chase Bank NA LOC), 0.09%, 7/07/14 (c)	5,000	5,000,000
Commonwealth of Pennsylvania, Clipper Caravel Tax-Exempt Certificate Trust, RB, VRDN, FLOATS, Series 58 (State Street Bank & Trust Co. SBPA), 0.06%, 7/07/14 (a)(b)(c)	17,500	17,500,000
County of Allegheny Pennsylvania Hospital Development Authority, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS, Series E-16 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 7/07/14 (a)(b)(c)	11,995	11,995,000
County of Blair Pennsylvania IDA, RB, VRDN, Homewood at Martinsburg Project (Manufacturers & Traders Trust Co. LOC), 0.12%, 7/07/14 (c)	2,000	2,000,000
County of Bucks Pennsylvania Industrial Development Authority, RB, VRDN, Grand View Hospital, Series A (TD Bank NA LOC), 0.05%, 7/07/14 (c)	8,300	8,300,000
County of Lancaster Pennsylvania Hospital Authority, RB, VRDN, Landis Homes Retirement Community Project (Manufacturers & Traders Trust Co. LOC), 0.11%, 7/07/14 (c)	2,380	2,380,000
Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
County of Lycoming Pennsylvania Authority, Refunding RB, VRDN (Manufacturers & Traders Trust Co. LOC), 0.08%, 7/07/14 (c)	$4,175	$4,175,000
Emmaus General Authority, RB, VRDN, Pennsylvania Loan Program, Series A (US Bank NA LOC), 0.06%, 7/07/14 (c)	2,300	2,300,000
Pennsylvania Economic Development Financing Authority, RB, VRDN, AMT (c):
Evergreen Community Power Facility (Manufacturers & Traders Trust Co. LOC), 0.21%, 7/07/14	5,755	5,755,000
Merck & Co., Inc., West Point Project, 0.11%, 7/07/14	3,700	3,700,000
Pennsylvania State University, RB, VRDN, PUTTERS, Series 1971 (JPMorgan Chase Bank NA SBPA), 0.07%, 7/03/14 (a)(b)(c)	2,900	2,900,000
Pennsylvania Turnpike Commission, ROCS, VRDN, Series II-R-11995 (Citibank NA Liquidity Agreement), 0.31%, 7/07/14 (a)(b)(c)	7,330	7,330,000
Southcentral General Authority, RB, VRDN, Homewood Hanover Project (Manufacturers & Traders Trust Co. LOC), 0.11%, 7/07/14 (c)	10,730	10,730,000

		87,995,000
South Carolina — 2.0%
City of Columbia South Carolina Waterworks & Sewer System Revenue, RB, VRDN, Sewer Improvements (US Bank NA LOC), 0.04%, 7/01/14 (c)	10,000	10,000,000
South Carolina EDA, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Bon Secours Health System, Series 1141 (Deutsche Bank AG Guarantor, Deutsche Bank AG Liquidity Agreement), 0.11%, 7/07/14 (a)(b)(c)	4,640	4,640,000

MASTER TAX-EXEMPT LLC	JUNE 30, 2014	11

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
South Carolina (concluded)
South Carolina Public Service Authority, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 4379 (JPMorgan Chase Bank NA Liquidity Agreement), 0.18%, 7/07/14 (a)(b)(c)	$8,940	$8,940,000
South Carolina State Public Service Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA), 0.21%, 7/07/14 (b)(c)	11,500	11,500,000
South Carolina State Public Sevice Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1244 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.13%, 7/07/14 (a)(b)(c)	15,715	15,715,000
South Carolina State Public Sevice Authority, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Series 1250 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.13%, 7/07/14 (a)(b)(c)	5,010	5,010,000

		55,805,000
Tennessee — 0.4%
County of Montgomery Tennessee Public Building Authority Tennessee, RB, VRDN, Tennessee County Loan Pool (Bank of America NA LOC), 0.12%, 7/07/14 (c)	1,015	1,015,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, VRDN, FLOATS, Series 3013 (Morgan Stanley Bank Liquidity Agreement), 0.08%, 7/07/14 (a)(b)(c)	10,000	10,000,000

		11,015,000
Texas — 14.0%
Brazos Harbor Industrial Development Corp., RB, VRDN, BASF Corp. Project, AMT (c):
0.18%, 7/07/14	25,000	25,000,000
0.18%, 7/07/14	50,000	50,000,000
Municipal Bonds	Par (000)	Value
Texas (continued)
Brazos River Harbor Navigation District, RB, VRDN, BASF Corp. Project, AMT (c):
0.22%, 7/07/14	$18,400	$18,400,000
Brazoria County, Multi-Mode, 0.22%, 7/07/14	15,800	15,800,000
City of Brownsville Texas, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 533 (Deutsche Bank AG Guarantor, Deutsche Bank AG Liquidity Agreement), 0.08%, 7/07/14 (b)(c)	6,750	6,750,000
City of Houston Texas Public Improvement, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, Refunding, VRDN, Series 4338 (JPMorgan Chase Bank NA Liquidity Agreement), 0.10%, 7/07/14 (a)(b)(c)	6,375	6,375,000
County of Harris Texas, GO, VRDN, Clipper Tax-Exempt Certificate Trust, Series 2009-73 (State Street Bank & Trust Co. SBPA), 0.09%, 7/07/14 (b)(c)	10,000	10,000,000
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Methodist Hospital (c):
Sub-Series C-1, 0.03%, 7/01/14	26,020	26,020,000
Sub-Series C-2, 0.03%, 7/01/14	43,950	43,950,000
County of Harris Texas Health Facilities Development Corp., Refunding RB, VRDN, Methodist Hospital (c):
Series A-1, 0.03%, 7/01/14	10,830	10,830,000
Series A-2, 0.03%, 7/01/14	25,500	25,500,000
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Christus Health, Series C-4 (Bank of Montreal LOC), 0.06%, 7/07/14 (c)	12,420	12,420,000
County of Tarrant Texas Cultural Education Facilities Finance Corp., Austin Trust, Refunding RB, VRDN, Certificates of Bank of America, Series 1201 (Bank of America NA Liquidity Agreement), 0.08%, 7/07/14 (a)(b)(c)	5,790	5,790,000

12	MASTER TAX-EXEMPT LLC	JUNE 30, 2014

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (continued)
Denton ISD Texas, GO, VRDN, Building, Series A (Bank of America NA SBPA), 0.07%, 7/07/14 (c)	$2,600	$2,600,000
Harris County Flood Control District, GO, Refunding Series A, 1.00%, 10/01/14	1,875	1,879,044
Lamar Consolidated ISD SPEARS/LIFERS Trust, GO, Refunding, VRDN, Series 512 (Texas Permanent School Fund Guarantor, Deutsche Bank AG SBPA), 0.08%, 7/07/14 (a)(b)(c)	18,905	18,905,000
Metropolitan Transit Authority of Harris County, RB, 4.00%, 11/03/14	900	911,689
North Texas Tollway Authority, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Series 626 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.08%, 7/07/14 (a)(b)(c)	18,732	18,732,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.06%, 7/07/14 (c)	40,000	40,000,000
Port of Port Arthur Texas Navigation District, RB, VRDN, Project (c):
Texas Industrial Development Corp., Total Petrochemicals & Refining USA, Inc., 0.06%, 7/07/14	10,700	10,700,000
Total Petrochemicals AMT, 0.09%, 7/07/14	15,000	15,000,000
San Jacinto Texas Community College District, GO, VRDN, FLOATS, Series 2976 (Morgan Stanley Bank Liquidity Agreement), 0.08%, 7/07/14 (a)(b)(c)	4,500	4,500,000
State of Texas, GO, VRDN (c):
Series B (Bank of New York NA SBPA), 0.05%, 7/07/14	11,850	11,850,000
Veterans Housing Assistance Program II, Series A (Landesbank Hessen-Thuringen SBPA), 0.10%, 7/07/14	2,995	2,995,000
Municipal Bonds	Par (000)	Value
Texas (concluded)
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Scott & White Memorial Hospital, Series A, 5.00%, 8/15/14	$1,000	$1,006,026
Texas City Industrial Development Corp., RB, VRDN, NRG Energy, Inc. Project (Bank of America NA LOC), 0.09%, 7/07/14 (c)	4,825	4,825,000
Texas Municipal Power Agency, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 12C (Wells Fargo Bank NA Liquidity Agreement), 0.11%, 7/07/14 (a)(b)(c)	5,605	5,605,000

		396,343,759
Utah — 4.2%
City of Murray Utah, RB, VRDN, IHC Health Services, Inc. (c):
Series A (JPMorgan Chase Bank NA SBPA), 0.03%, 7/01/14	13,890	13,890,000
Series C (Northern Trust Co. SBPA), 0.03%, 7/01/14	19,580	19,580,000
Series D, 0.02%, 7/01/14	39,685	39,685,000
County of Nebo Utah School District, GO, School Building Bonds, Series B, 2.00%, 7/01/14	2,000	2,000,100
County of Weber Utah, RB, VRDN, IHC Health Service, Inc., Series C (Bank of New York SBPA), 0.03%, 7/01/14 (c)	27,400	27,400,000
State of Utah, GO, FLOATS, VRDN, Series 2987 (Morgan Stanley Liquidity Agreement), 0.08%, 7/07/14 (a)(b)(c)	8,200	8,200,000
Utah Transit Authority, RB, VRDN, Series 1050 (AGM) (Deutsche Bank AG Liquidity Agreement), 0.08%, 7/07/14 (a)(b)(c)	8,345	8,345,000

		119,100,100
Virginia — 3.1%
City of Alexandria Virginia IDA, RB, VRDN, Young Men’s Christian Association (Manufacturers & Traders LOC), 0.12%, 7/07/14 (c)	987	987,000

MASTER TAX-EXEMPT LLC	JUNE 30, 2014	13

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (concluded)
City of Winchester Virginia IDA, Refunding RB, VRDN, Westminister-Cantenbury, Series B (Branch Banking & Trust LOC), 0.06%, 7/07/14 (c)	$925	$925,000
County of Arlington Virginia IDA, Refunding RB, VRDN, Woodbury Park Project, Series A (Freddie Mac Liquidity Agreement), 0.06%, 7/07/14 (c)	4,200	4,200,000
County of Fairfax Virginia IDA, Refunding RB, VRDN, Window, Healthcare, Inova Health System, Series C, 0.14%, 1/26/15 (d)	10,310	10,310,000
State of Virginia Commonwealth Transportation Board, RB, VRDN, Clipper Tax-Exempt Certificate Trust, Series A (State Street Bank & Trust Co. Liquidity Agreement), 0.06%, 7/03/14 (b)(c)	12,160	12,160,000
State of Virginia HDA, RB, MERLOTS, VRDN, M/F Housing, Series B19, AMT (Wells Fargo Bank NA SBPA), 0.17%, 4/01/33 (a)(b)(c)	3,000	3,000,000
State of Virginia HDA, Refunding RB, MERLOTS, VRDN, S/F Housing, Series C42, AMT (Wells Fargo Bank NA SBPA), 0.17%, 7/01/23 (a)(b)(c)	2,880	2,880,000
Virginia College Building Authority, RB, VRDN, 21st Century College (Wells Fargo Bank NA SBPA) (c):
Series B, 0.02%, 7/01/14	34,765	34,765,000
Series C, 0.02%, 7/01/14	17,630	17,630,000
Virginia College Building Authority, Refunding RB, VRDN, Barclays Capital Municipal Trust Receipts, FLOATS, Series 4B (Barclays Bank PLC Liquidity Agreement), 0.11%, 7/07/14 (a)(b)(c)	1,335	1,335,000

		88,192,000
Washington — 3.6%
County of King Washington Sewer Revenue, Refunding RB, VRDN (a)(c):
Austin Trust, Series 1200 (AGM) (Bank of America NA Liquidity Agreement), 0.08%, 7/07/14	10,000	10,000,000
Municipal Bonds	Par (000)	Value
Washington (concluded)
County of King Washington Sewer Revenue, Refunding RB, VRDN (a)(c) (concluded):
Wells Fargo Stage Trust, FLOATS, Series 2C (Wells Fargo Bank NA Liquidity Agreement), 0.12%, 7/07/14 (b)	$15,950	$15,950,000
State of Washington, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, Refunding, VRDN, Series 4292 (JPMorgan Chase Bank Liquidity Agreement), 0.07%, 7/07/14 (a)(b)(c)	3,745	3,745,000
State of Washington, Wells Fargo Stage Trust, GO, FLOATS, VRDN, Series 16C (Wells Fargo Bank NA Liquidity Agreement), 0.11%, 7/07/14 (a)(b)(c)	20,000	20,000,000
Washington State Health Care Facilities Authority, Austin Trust, Refunding RB, VRDN, Series 1180 (Bank of America NA Liquidity Agreement), 0.08%, 7/07/14 (b)(c)	5,925	5,925,000
Washington State Housing Finance Commission, RB, VRDN (c):
Affinity Southridge Apartments Project (East West Bank) (Federal Home Loan Bank LOC), 0.08%, 7/07/14	5,400	5,400,000
Heatherwood, Inc., LLC, Series A, AMT (Freddie Mac Liquidity Agreement), 0.11%, 7/07/14	11,125	11,125,000
Kingsgate LLC, Series A, AMT (Freddie Mac Liquidity Agreement), 0.11%, 7/07/14	11,050	11,050,000
Mill Pointe LP, Series A, AMT (Freddie Mac Liquidity Agreement), 0.11%, 7/07/14	9,325	9,325,000
Traditions at South Hill Apartments Project (Freddie Mac Liquidity Agreement), 0.08%, 7/07/14	9,000	9,000,000

		101,520,000

14	MASTER TAX-EXEMPT LLC	JUNE 30, 2014

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
West Virginia — 0.2%
West Virginia EDA, RB, VRDN, Applachian Power Co., Series A (Sumitomo Mitsui Trust Bank Ltd. LOC), 0.05%, 7/07/14 (c)	$5,800	$5,800,000
Wisconsin — 3.7%
State of Wisconsin, TECP:
ECN, 0.10%, 8/12/14	15,000	15,000,000
ECN, 0.12%, 9/04/14	24,003	24,003,000
Petroleum Inspection Fee, 0.11%, 8/12/14	11,650	11,650,000
Petroleum Inspection Fee, 0.12%, 9/04/14	30,000	30,000,000
Village of Kohler Wisconsin, RB, VRDN, Kohler Co. Project, AMT (Wells Fargo Bank NA LOC), 0.12%, 7/07/14 (c)	4,000	4,000,000
West Bend Housing Authority, RB, VRDN, River Shores Regency, AMT (US Bank NA LOC), 0.08%, 7/07/14 (c)	5,165	5,165,000
Wisconsin Health & Educational Facilities Authority, RB, ROCS, VRDN, Ascension Health, Series II R-14065 (Citibank NA Liquidity Agreement), 0.07%, 7/07/14 (a)(b)(c)	3,000	3,000,000
Wisconsin Health & Educational Facilities Authority, Refunding RB, VRDN, Ascension Health Alliance, Series B-5, 0.12%, 1/26/15 (d)	5,435	5,435,000
Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1334 (Deutsche Bank AG Guarantor, Deutsche Bank AG LIquidity Agreement), 0.11%, 7/07/14 (a)(b)(c)	$5,180	$5,180,000

		103,433,000
Wyoming — 1.4%
County of Converse Wyoming, Refunding RB, VRDN, PacifiCorp Projects (Bank of Nova Scotia LOC), 0.05%, 7/07/14 (c)	6,485	6,485,000
County of Uinta Wyoming, Refunding RB, VRDN, Chevron USA Inc. Project, 0.01%, 7/01/14 (c)	33,600	33,600,000

		40,085,000
Total Investments (Cost — $2,875,478,425*) — 101.8%		2,875,478,425
Liabilities in Excess of Other Assets — (1.8)%		(49,914,142)

Net Assets — 100.0%		$2,825,564,283

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Variable rate security. Rate shown is as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	BHAC	Berkshire Hathaway Assurance Corp.
AGM	Assured Guaranty Municipal Corp.	COP	Certificates of Participation
AMT	Alternative Minimum Tax (subject to)	DRIVERS	Derivative Inverse Tax-Exempt Receipts
ARB	Airport Revenue Bonds	ECN	Extendible Commercial Note
BAN	Bond Anticipation Notes	EDA	Economic Development Authority

MASTER TAX-EXEMPT LLC	JUNE 30, 2014	15

Schedule of Investments (continued)	Master Tax-Exempt LLC

Portfolio Abbreviations (concluded)

EDC	Economic Development Corp.	LRB	Lease Revenue Bonds
FHA	Federal Housing Administration	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
FLOATS	Floating Rate Securities	M/F	Multi-Family
GAN	Grant Anticipation Notes	P-FLOATS	Puttable Floating Rate Securities
GO	General Obligation Bonds	PUTTERS	Puttable Tax-Exempt Receipts
HDA	Housing Development Authority	RB	Revenue Bonds
HFA	Housing Finance Agency	ROCS	Reset Option Certificates
HRB	Housing Revenue Bonds	SAN	State Aid Notes
IDA	Industrial Development Authority	SBPA	Stand-by Bond Purchase Agreements
IDB	Industrial Development Board	S/F	Single-Family
IDRB	Industrial Development Revenue Bonds	SPEARS	Short Puttable Exempt Adjustable Receipts
ISD	Independent School District	TAN	Tax Anticipation Notes
LIFERS	Long Inverse Floating Exempt Receipts	TECP	Tax-Exempt Commercial Paper
LOC	Letter of Credit	VRDN	Variable Rate Demand Notes

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

16	MASTER TAX-EXEMPT LLC	JUNE 30, 2014

Schedule of Investments (concluded)	Master Tax-Exempt LLC

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$2,875,478,425	—	$2,875,478,425

[1]	See above Schedule of Investments for values in each state or political subdivision.

The fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2014, bank overdraft of $(9,669,466) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2014.

MASTER TAX-EXEMPT LLC	JUNE 30, 2014	17

Item 2	–	Controls and Procedures

2(a)	–	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: August 26, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: August 26, 2014